INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
Schedule of Income (Loss) before Taxes on Income
Income (loss) before taxes on income is comprised as follows:

	Year ended December 31,
	2011	2012	2013

Domestic	$(22,758)	$(15,652)	$(31,555)
Foreign	230	1,176	4,407

Loss before taxes on income	$(22,528)	$(14,476)	$(27,148)

Schedule of Deferred Income Taxes
Significant components of the Company's deferred tax assets and liabilities are as follows:

	Year ended December 31,
	2012	2013
Deferred tax assets:

Net operating loss carry-forwards	$9,276	$14,083
Capital losses carry-forwards	48	52
Research and development expenses	3,738	5,856
Tax credit carry-forwards	115	148
Other	304	740

Deferred tax assets before valuation allowance	13,481	20,879

Valuation allowance	(13,366)	(20,678)

Deferred tax asset	$115	$201

Deferred tax liabilities:

Fixed assets	$56	$126

Deferred tax liabilities	$56	$126

Schedule of Income Taxes
Income taxes are comprised as follows:

	Year ended December 31,
	2011	2012	2013

Current	$226	$567	$1,588
Deferred	(14)	(71)	(16)

	$212	$496	$1,572

	Year ended December 31,
	2011	2012	2013

Domestic	$63	$105	$321
Foreign	149	391	1,251

	$212	$496	$1,572

Reconciliation of Effective Tax Rate to Statutory Rate
A reconciliation of the Company's theoretical income tax expense to actual income tax expense as follows:

	Year ended December 31,
	2011	2012	2013

Loss before taxes on income	$(22,528)	$(14,476)	$(27,148)

Statutory tax rate	24%	25%	25%

Theoretical income tax expense	(5,407)	(3,619)	(6,787)

Utilization of tax losses and deferred taxes for which valuation allowance was provided, net	4,721	3,558	7,312
Deferred taxes on losses for which valuation allowance was provided, net	(416)	(146)	(2,075)
Non-deductible option expenses	1,127	238	1,899
Non-deductible expenses	73	46	94
Tax adjustment in respect of different tax rate of foreign subsidiary	223	305	975
Taxes in respect of prior years	(74)	-	-
Other	(35)	114	154

Income tax expense	$212	$496	$1,572